Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2022	2021
							(in thousands)
U.S. dollar fixed rate notes	2022	-	2027	0.00%	-	14.85%	$148,076	$162,045
Total long-term notes receivable - affiliated(1)							$148,076	$162,045
(1)All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.

Affiliated Commercial Mortgage Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2022		December 31, 2021
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$1,289,026	26.0%	$748,414	26.4%
Hospitality	104,177	2.1	48,141	1.7
Industrial	1,766,247	35.8	916,398	32.2
Office	590,897	11.9	445,055	15.7
Other	380,121	7.7	252,590	8.9
Retail	351,457	7.1	255,577	9.0
Total commercial mortgage loans	4,481,925	90.6	2,666,175	93.9
Agricultural property loans	467,018	9.4	172,336	6.1
Total commercial mortgage and agricultural property loans	4,948,943	100.0%	2,838,511	100.0%
Allowance for credit losses	(20,263)		(5,951)
Total net commercial mortgage and agricultural property loans	$4,928,680		$2,832,560
The affiliated commercial mortgage loan included in "Commercial mortgage and other loans" at December 31, was as follows:

	Maturity Date	Interest Rate	2022	2021
			(in thousands)
Affiliated Commercial Mortgage Loan	2025	8.67%	$72,225	$73,412

Affiliated Asset Transfers	The table below shows affiliated asset trades for the years ended December 31, 2022 and 2021, excluding those related to the 2021 Variable Annuities Recapture effective July 1, 2021, as described in Note 1.

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss)
				(in thousands)
PALAC	June 2021	Purchase	Equities	$40,284	$40,284	$0	$0
Prudential Insurance	September 2021	Purchase	Fixed Maturities	$64,374	$59,642	$(3,739)	$0
Prudential Insurance	September 2021	Sale	Fixed Maturities	$37,887	$35,264	$2,073	$0
Hirakata LLC	September 2021	Purchase	Fixed Maturities	$13,944	$13,944	$0	$0
Prudential Retirement Insurance & Annuity Co	September 2021	Purchase	Fixed Maturities	$120,256	$120,256	$0	$0
Prudential Retirement Insurance & Annuity Co	September 2021	Sale	Fixed Maturities	$173,590	$166,427	$0	$7,163
Prudential Insurance	September 2021	Purchase	Commercial Mortgage and Other Loans	$45,358	$42,127	$(2,553)	$0
Prudential Insurance	September 2021	Sale	Commercial Mortgage and Other Loans	$22,796	$21,780	$802	$0
Prudential Retirement Insurance & Annuity Co	September 2021	Purchase	Commercial Mortgage and Other Loans	$29,483	$29,483	$0	$0
Prudential Retirement Insurance & Annuity Co	September 2021	Sale	Commercial Mortgage and Other Loans	$51,005	$47,020	$0	$3,985
Prudential Insurance	September 2021	Purchase	Derivatives	$600	$494	$(84)	$0
Prudential Insurance	September 2021	Sale	Derivatives	$335	$175	$127	$0
Prudential Retirement Insurance & Annuity Co	September 2021	Purchase	Derivatives	$(1,243)	$(1,243)	$0	$0
Prudential Retirement Insurance & Annuity Co	September 2021	Sale	Derivatives	$2,846	$770	$0	$2,076
PARU	November 2021	Purchase	Fixed Maturities	$41,021	$41,021	$0	$0
PALAC	November 2021	Purchase	Derivatives	$1,112	$1,112	$0	$0
PALAC	December 2021	Transfer in	Fixed Maturities	$2,037,320	$2,037,320	$0	$0

PURC	December 2021	Purchase	Fixed Maturities	$48,041	$48,041	$0	$0
PALAC	December 2021	Purchase	Fixed Maturities	$57,087	$57,087	$0	$0
PALAC	December 2021	Transfer in	Commercial Mortgage and Other Loans	$517,309	$517,309	$0	$0
Prudential Insurance	December 2021	Contributed Capital	Fixed Maturities	$166,676	$166,676	$0	$0
Prudential Retirement Insurance & Annuity Co	December 2021	Sale	Derivatives	$31,567	$0	$0	$31,567
Prudential Retirement Insurance & Annuity Co	December 2021	Purchase	Derivatives	$73,572	$73,572	$0	$0
PALAC	December 2021	Purchase	Derivatives	$8,455	$8,455	$0	$0
PALAC	January 2022	Purchase	Fixed Maturities	$4,432	$4,432	$0	$0
PALAC	January 2022	Purchase	Derivatives	$404	$404	$0	$0
PALAC	February 2022	Purchase	Fixed Maturities	$128,909	$128,909	$0	$0
PARU	April 2022	Purchase	Fixed Maturities	$48,970	$48,970	$0	$0
Prudential Insurance	May 2022	Purchase	Fixed Maturities	$233,426	$241,128	$6,085	$0
Prudential Insurance	June 2022	Purchase	Fixed Maturities	$88,754	$81,216	$(5,955)	$0
Prudential Insurance	June 2022	Transfer In	Fixed Maturities	$52,089	$45,031	$(5,577)	$0
Prudential Insurance	June 2022	Transfer Out	Fixed Maturities	$48,786	$58,984	$(8,057)	$0
PARU	June 2022	Purchase	Commercial Mortgage and Other Loans	$6,492	$6,492	$0	$0
PARU	June 2022	Sale	Commercial Mortgage and Other Loans	$14,853	$15,725	$0	$(872)
GUL RE	June 2022	Purchase	Commercial Mortgage and Other Loans	$13,551	$13,551	$0	$0
GUL RE	June 2022	Sale	Commercial Mortgage and Other Loans	$8,692	$9,033	$0	$(341)

PURC	June 2022	Purchase	Commercial Mortgage and Other Loans	$4,403	$4,403	$0	$0
Prudential Insurance	July 2022	Transfer In	Fixed Maturities	$6,319	$7,230	$719	$0
PARU	July 2022	Purchase	Fixed Maturities	$16,284	$16,284	$0	$0
Prudential Insurance	August 2022	Purchase	Fixed Maturities	$155,823	$139,712	$(12,728)	$0
Vantage Casualty Insurance Company	September 2022	Purchase	Fixed Maturities	$3,497	$3,497	$0	$0
WH Warehouse Ltd	October 2022	Sale	Fixed Maturities	$26,536	$26,388	$0	$148
PARU	November 2022	Purchase	Fixed Maturities	$91,051	$91,051	$0	$0
Prudential Insurance	December 2022	Purchase	Fixed Maturities	$67,477	$71,369	$3,075	$0

Debt Agreements	The following table provides the breakout of the Company's short and long-term debt to affiliates as of December 31, 2022:

Affiliate	Date Issued	Amount of Notes - December 31, 2022	Amount of Notes - December 31, 2021	Interest Rate	Date of Maturity
		(in thousands)
Prudential Insurance	8/13/2021	$96,666	$99,770	4.39%	12/15/2023
Prudential Insurance	8/13/2021	29,000	29,931	4.39%	12/15/2023
Prudential Insurance	8/13/2021	97,665	100,348	3.95%	6/20/2024
Prudential Insurance	8/13/2021	39,066	40,139	3.95%	6/20/2024
Prudential Insurance	8/13/2021	48,832	50,174	3.95%	6/20/2024
Prudential Funding, LLC	12/28/2022	138	0	4.73%	1/31/2023
Prudential Funding, LLC	12/29/2022	62	0	4.73%	1/31/2023
Prudential Funding, LLC	12/30/2022	384	0	4.73%	1/31/2023
Total Loans Payable to Affiliates		$311,813	$320,362